Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Common Stock Equivalents - shares	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Equity Incentive Plans	3,086,626		3,086,626
Selling Agent and Advisor Warrants	23,538	23,538	362,191	338,653
Warrants Issued with Common Stock Offerings	932,740		889,500
Warrants Issued with Convertible Notes Offerings	1,133,400		352,188
Common Stock Issuable Upon Conversion of Convertible Notes, including PIK Interest	1,028,276		824,650
Total Common Stock Equivalents	6,204,214	6,453,643	5,515,155	6,794,124